ACCOUNTING POLICIES (Critical accounting estimates) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of changes in accounting estimates [line items]
Discount rate used to test investment for impairment	9.93%
Provisions	$ 83,299	$ 80,570
Inventory write-down	$ 61,500	58,600
Usiminas Control Group
Disclosure of changes in accounting estimates [line items]
Discount rate used to test investment for impairment	11.95%
Legal claims and other matters
Disclosure of changes in accounting estimates [line items]
Provisions	$ 83,299	$ 80,570	$ 613,352